Investments in and Advances to Equity Accounted Investments - Schedule of Investments in and Advances to Equity Accounted Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 86,808	$ 73,397
Equity Accounted Investments [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	225,596	94,244	$ 7,325
Income from operations	109,253	16,460	3,256
Realized and unrealized loss on derivative instruments	(689)	(831)
Net income (loss)	90,059	3,598	$ 1,686
Equity Accounted Investments [Member] | Vessels and equipment [Member]
Schedule of Equity Method Investments [Line Items]
Non current assets	855,232	715,360
Equity Accounted Investments [Member] | Other current assets [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	206,460	66,473
Equity Accounted Investments [Member] | Other non-current assets [Member]
Schedule of Equity Method Investments [Line Items]
Non current assets	25,304	21,107
Equity Accounted Investments [Member] | Other current liabilities [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	41,321	47,275
Equity Accounted Investments [Member] | Other non-current liabilities [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	31,269	31,787
Equity Accounted Investments [Member] | Cash and cash equivalents [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	97,933	97,758
Equity Accounted Investments [Member] | Current portion of long-term debt [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	149,301	32,849
Equity Accounted Investments [Member] | Long-term debt [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	485,627	355,784
High-Q Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	21,166	18,948
Tanker Investments Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	44,195	36,915
Teekay Tanker Operations Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 21,447	$ 17,534